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                                                                   HARTFORD LIFE


VIA EDGAR

November 20, 2001


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account Three ("Registrant")
         Select Dimensions (Series I)
         File No. 033-80732

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 6, 2001.

If you have any additional questions, please feel free to contact me at (860) 843-6736.

Yours Truly,

/s/ Michael Stobart

Michael Stobart
Assistant Counsel